Business Combination and Recapitalization (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 19, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Reverse Recapitalization [Abstract]
Stock splits ratio	4.969669	4.969669
Number of shares issued in transaction (in shares) | shares	15,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Consideration from PIPE Financing	$ 150,000
Aggregate consideration for the Business Combination and proceeds from PIPE Financing	$ 150,000
Retroactive conversion of shares due to Business Combination | shares	83,514,977
Transaction costs incurred, reverse recapitalization transaction	$ 34,773
Adjustments to additional paid in capital, reverse recapitalization transaction	30,422	$ 30,422
Professional fees incurred, reverse recapitalization transaction	$ 4,351